Debt Obligations - Future Principal Payments of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015		$ 1,364
2015 (remaining 9 months)	998
Total	998	1,364
Discount	(2)	(2)
Less current portion	(996)	(1,362)	(1,416)
Note payable, net of current portion and discount		$ 0	$ 1,363